Business Combination (Tables)	12 Months Ended
Mar. 31, 2025
Nestl India [Member]
Disclosure of detailed information about business combination [line items]
Finite Lived And Indefinite Lived Intangible Assets Acquired As Part Of Business Combinations [Table Text Block]	Tabulated below are the fair values of the assets acquired, including goodwill, and liabilities assumed on the acquisition date:

Particulars	Amount
Purchase consideration (A)	2,231
Property, Plant and Equipment and other assets	42
Product related intangibles	1,982
Assets acquired (B)	2,024
Goodwill (A-B)	207

Haleon [Member]
Disclosure of detailed information about business combination [line items]
Finite Lived And Indefinite Lived Intangible Assets Acquired As Part Of Business Combinations [Table Text Block]	Tabulated below are the fair values of assets acquired and liabilities assumed as of the acquisition’s completion date:

Particulars	Amount
Identifiable assets acquired
Product related intangibles (A)	54,973
Liabilities assumed
Deferred tax liabilities (B)	(8,483)
Net identifiable assets acquired (C= A-B)	46,490
Purchase consideration
- upfront consideration	51,407
- earn-out contingent consideration (at fair value)	4,450
- c ash flow hedge gain	(2,197)
Total Purchase consideration (D)	53,660
Goodwill (D) - (C)	7,170